Liquidity and Going Concern	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will continue to operate as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  As reflected in the accompanying condensed consolidated financial statements, the Company had a net loss of $12,550,493, net cash used in operating activities of $9,622,309, net cash used in investing activities of $412,498, and net cash provided by financing activities of $12,891,935 for the nine months ended September 30, 2016. As of September 30, 2016, the Company had $6,941,213 in cash and cash equivalents and an accumulated deficit of $73,152,271.

On January 15, 2016, the Company and Oxford Finance, LLC, as collateral agent and lender, entered into a loan and security agreement (the “Loan Agreement”) providing for senior secured term loans to the Company in an aggregate principal amount of up to $10,000,000, subject to the terms and conditions set forth in the Loan Agreement (the “January 2016 Term Loan”).  On January 15, 2016, the Company received an initial loan of $5,000,000 under the Loan Agreement, before fees and issuance costs of approximately $390,000.

On August 22, 2016, we closed a public offering of 1,297,038 shares of common stock and 665,281 shares of Series F Preferred Stock, and warrants to purchase 1,962,319 shares of common stock at $5.55 per share and warrants to purchase 1,962,319 shares of common stock at $6.29 per share, at an offering price of $4.81 per share (the “August 2016 Public Offering”).  For every one share of common stock or Series F Preferred Stock sold, we issued one warrant to purchase one share of common stock at $5.55 per share and one warrant to purchase one share of common stock at $6.29 per share.  We received $9,438,753 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling $866,410. The gross proceeds include the underwriters’ over-allotment option, which they exercised on the closing date.

We anticipate that the Company will continue to incur net losses into the foreseeable future as we: (i) continue our Phase I clinical trial for our standalone therapeutic HuMab 5b-1, designated as MVT-5873 that was initiated in the first quarter of 2016; (ii) continue our Positron Emission Tomography (“PET”) imaging agent 89Zr-HuMab-5B1, designated as MVT-2163 that was initiated in July 2016; (iii) prepare for filing with the Food and Drug Administration, or FDA, an Investigational New Drug, or IND, application for our HuMab-based radioimmunotherapy product, designated as MVT-1075; (iv) continue preclinical work on several other programs; and (iv) continue operations as a public company. After giving effect to the net proceeds received from the January 2016 Term Loan and the August 2016 Public Offering, management believes that the Company has sufficient funds to meet its obligations through May 2017. These conditions give rise to substantial doubt as to the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

We plan to continue to fund the Company’s losses from operations and capital funding needs through equity or debt financings, strategic collaborations, licensing arrangements, asset sales, government grants or other arrangements. However, we cannot be sure that such additional funds will be available on reasonable terms, or at all. If we are unable to secure adequate additional funding, we may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. In addition, if the Company does not meet its payment obligations to third parties as they come due, it may be subject to litigation claims. Even if we are successful in defending against these claims, litigation could result in substantial costs and be a distraction to management. Any of these actions could materially harm the Company’s business, results of operations, and future prospects.

If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result. If the Company raises additional funds by incurring debt financing, the terms of the debt may involve significant cash payment obligations as well as covenants and specific financial ratios that may restrict the Company’s ability to operate its business.